Schedule of Operating Lease Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-use Assets
Opening balance for the year	$ 74,067	$ 103,918	$ 127,615
Payments on operating lease liabilities	(34,511)	(29,851)	(23,697)
Closing balance for the year	39,556	74,067	103,918
Operating lease liabilities current	(32,116)	(32,068)	(30,083)
Operating Lease, Liability, Noncurrent	$ 7,440	$ 41,999	$ 73,835